Investment securities (Tables)	12 Months Ended
Sep. 30, 2023
Investment securities
Schedule of investment securities

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Investment securities
Investments securities measured at FVOCI
Government and semi-government debt securities	56,370	60,427	52,562	57,233
Other debt securities	17,082	14,467	14,695	12,709
Equity securities	442	390	202	157
Total investment securities measured at FVOCI[1]	73,894	75,284	67,459	70,099
Investment securities measured at amortised cost
Government and semi-government debt securities	1,438	1,185	51	77
Other debt securities	-	2	-	2
Total investment securities measured at amortised cost	1,438	1,187	51	79
Provision for ECL on debt securities at amortised cost	(6)	(6)	(2)	(2)
Total net investment securities measured at amortised cost	1,432	1,181	49	77
Total investment securities	75,326	76,465	67,508	70,176

1.	Impairment is recognised in the income statement with a corresponding amount in OCI (refer to Note 26). There is no reduction of the carrying value of the debt securities which remains at fair value.

Schedule of maturities of the available-for-sale securities and their weighted-average yield

The following table shows the maturities and the weighted average yield of the Group’s outstanding investment securities as at 30 September 2023. There are no tax-exempt securities.

			Over		Over
	Up to		1 year to		5 years to		Over		No specific			Weighted
	1 year		5 years		10 years		10 years		maturity		Total	average
2023	$m	%	$m	%	$m	%	$m	%	$m	%	$m	%
Carrying Amount
Government and semi-government securities	14,031	1.9	27,253	2.1	12,051	2.5	4,467	4.8	-	-	57,802	2.4
Other debt securities	2,838	3.9	13,912	4.5	332	4.8	-	-	-	-	17,082	4.4
Equity securities	-	-	-	-	-	-	-	-	442	-	442	-
Total by maturity	16,869		41,165		12,383		4,467		442		75,326